Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share
Earnings (Loss) Per Share

Note 20. Earnings (Loss) Per Share

Earnings (loss) per share data for the years ended December 31, 2023, 2022 and 2021 are summarized as follows:

	2023	2022	2021
Basic earnings (loss) attributable to holders of common shares	$1,391	$(23,398)	$7,564
Effect of dilutive securities:	—	—	—
Diluted earnings (loss)	$1,391	$(23,398)	$7,564

	Number of Shares
	2023	2022	2021
Weighted average number of common shares outstanding-basic	14,822,251	14,811,118	14,779,302
Effect of dilutive securities:
Options	10	—	129,010
Weighted average number of common shares outstanding-diluted	14,822,261	14,811,118	14,908,312

	2023	2022	2021
Earnings (loss) per share-basic and diluted	$0.09	$(1.58)	$0.51

In 2023, 2022 and 2021, the Group’s potential ordinary shares comprised stock options outstanding.

As at December 31, 2023, 2022 and 2021, there were 1,839,977, 1,894,127 and 1,538,596 stock options outstanding, respectively, that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2023, 2022 and 2021.